SCHEDULE OF RECONCILIATION OF TAXES AT THE FEDERAL STATUTORY RATE FOR INCOME TAXES (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Income Tax Disclosure [Abstract]
Statutory U.S Federal Income Tax Rate			$ (1,829,634)
Statutory U.S. federal income tax rate			(21.00%)	(21.00%)
State income taxes, net of federal income tax benefit
State income taxes, net of federal income tax benefit, percent				0.00%
Stock based compensation			$ 8,400
Stock based compensation, percent			0.10%
Change in fair value derivatives of notes payable and warrants			$ 340,416
Change in fair value derivatives of notes payable and warrants			3.90%	(3.40%)
Amortization of discounts on notes payable and warrants			$ 244,989
Amortization of discounts on notes payable and warrants, percent			2.80%	(3.80%)
Change of valuation allowance			$ 1,235,829
Change of valuation allowance, percent			14.20%	(20.60%)
Effective tax expense
Effective tax rate	0.00%	0.00%
State income taxes, net of federal income tax benefit				(0.00%)
Amortization of discounts on notes payable and warrants			(2.80%)	3.80%
Change in Valuation Allowance			(14.20%)	20.60%